SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revenue Recognition) (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 item
Revenue recognition [Line Items]
Used car maximum financing period	3 months
Minimum [Member]
Revenue recognition [Line Items]
Number of installments for payment of online products purchased	1
Maximum [Member]
Revenue recognition [Line Items]
Playing period	12 months
Number of installments for payment of online products purchased	24